Federated Hermes SDG Engagement Equity Fund
Portfolio of Investments
January 31, 2020 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—97.9%
		Brazil—1.5%
115,600		Movida Participacoes S.A.	$568,202
		China—1.9%
364,500		Shenzhen International Holdings Ltd.	728,477
		Finland—2.6%
22,084		Huhtamaki Oyj	983,886
		Germany—0.9%
1,061		MTU Aero Engines GmbH	323,091
		Ghana—0.3%
150,306		Tullow Oil PLC	100,607
		Hong Kong—2.9%
140,500		Techtronic Industries Co.	1,113,681
		Ireland—1.4%
43,872		Glanbia PLC	512,607
		Italy—1.4%
43,815		Technogym S.P.A.	545,067
		Japan—11.4%
12,739		Horiba Ltd.	793,066
26,204		NIFCO, Inc.	686,016
15,500		Nissan Chemical Industries	635,592
24,043		Open House Co. Ltd.	641,971
19,654		Relo Holdings, Inc.	527,291
19,968		Yaoko Co. Ltd.	1,022,299
		TOTAL	4,306,235
		Netherlands—5.0%
17,702		Aalberts Industries NV	772,827
12,815		IMCD Group NV	1,105,195
		TOTAL	1,878,022
		Peru—1.6%
2,922		Credicorp Ltd.	603,627
		Singapore—1.9%
358,922		Mapletree Industrial Trust	729,345
		South Africa—0.1%
190,619	[1]	Petra Diamonds Ltd.	23,894
		Spain—1.6%
41,561		Merlin Properties SOCIMI SA	589,465
		Sweden—1.5%
34,348		Trelleborg AB, Class B	564,224
		Switzerland—1.7%
2,367		Burckhardt Compression Holdings AG	648,049
		Taiwan—1.6%
38,000		Land Mark Optoelectronics Corp.	317,920
206,036		Tong Yang Industry Co. Ltd.	288,574
		TOTAL	606,494
		United Kingdom—5.2%
220,816		Cineworld Group PLC	515,337

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
6,963		DCC PLC	$563,350
160,777		Harworth Group PLC	318,267
67,093		SSP Group PLC	571,809
		TOTAL	1,968,763
		United States—53.4%
18,047		Alliant Energy Corp.	1,071,270
17,862	[1]	AMN Healthcare Services, Inc.	1,203,542
8,658		Aptargroup, Inc.	1,000,086
16,366		Brunswick Corp.	1,028,603
10,260	[1]	Clean Harbors, Inc.	843,577
2,844		Cooper Cos., Inc.	986,555
6,365		Eagle Materials, Inc.	580,297
16,043		Fortune Brands Home & Security, Inc.	1,102,314
9,440	[1]	Kirby Corp.	691,858
3,408	[1]	Middleby Corp.	382,241
14,174		National Instruments Corp.	632,586
5,348		Reinsurance Group of America	770,379
38,264		Retail Opportunity Investments Corp.	634,034
15,227		RPM International, Inc.	1,086,751
243,301		Samsonite International SA	455,882
7,899	[1]	Silicon Laboratories, Inc.	776,551
9,793		Simpson Manufacturing Co., Inc.	809,587
2,523		Snap-On, Inc.	402,746
6,565		STERIS PLC	989,280
11,316		TCF Financial Corp.	478,440
6,779		West Pharmaceutical Services, Inc.	1,057,185
4,446	[1]	WEX, Inc.	964,426
14,380		Wiley (John) & Sons, Inc., Class A	627,256
12,406		Wintrust Financial Corp.	785,052
6,638		Woodward, Inc.	772,066
		TOTAL	20,132,564
		TOTAL INVESTMENT IN SECURITIES—97.9% (IDENTIFIED COST $34,790,912)	36,926,300
		OTHER ASSETS AND LIABILITIES - NET—2.1%[2]	789,426
		TOTAL NET ASSETS—100%	$37,715,726
1	Non-income-producing security.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.

■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$19,676,682	$455,882	$—	$20,132,564
International	1,171,829	15,621,907	—	16,793,736
TOTAL SECURITIES	$20,848,511	$16,077,789	$—	$36,926,300
4